Intangible assets, net - Schedule of intangible assets, net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Gross carrying amount
Total of gross carrying amount	¥ 360,472,409		¥ 353,587,092
Less: accumulated amortization
Total of accumulated amortization	(253,748,974)		(192,046,700)
Intangible assets, net	106,723,435	$ 15,473,444	161,540,392
Brand name
Less: accumulated amortization
Total of accumulated amortization	(17,341,557)		(12,102,892)
Brand name | License for Online Transmission of Audio/Video Programs
Gross carrying amount
Total of gross carrying amount	41,207,663		37,723,300
Agency contract rights
Gross carrying amount
Total of gross carrying amount	218,974,843		218,806,605
Less: accumulated amortization
Total of accumulated amortization	(179,904,671)		(159,504,274)
Platform
Gross carrying amount
Total of gross carrying amount	10,099,917		9,245,907
Less: accumulated amortization
Total of accumulated amortization	(8,670,779)		(6,088,430)
Software
Gross carrying amount
Total of gross carrying amount	21,063,281		18,684,575
Less: accumulated amortization
Total of accumulated amortization	(11,184,034)		(5,868,964)
Licensed copyrights of content
Gross carrying amount
Total of gross carrying amount	55,377,358		55,377,358
Less: accumulated amortization
Total of accumulated amortization	(32,485,850)		(4,721,697)
Licensed copyrights of content | License for Online Transmission of Audio/Video Programs
Gross carrying amount
Total of gross carrying amount	7,988,748		7,988,748
Others
Gross carrying amount
Total of gross carrying amount	5,760,599		5,760,599
Less: accumulated amortization
Total of accumulated amortization	¥ (4,162,083)		¥ (3,760,443)